Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments measured at fair value on a recurring basis at June 30, 2026 and December 31, 2025:

	June 30, 2026
Assets	Level 1	Level 2	Level 3	Total
Fixed maturity securities
U.S. Treasuries	$420.9	$—	$—	$420.9
Agencies	—	3.8	—	3.8
Non-U.S. government	—	38.5	—	38.5
Corporate bonds	—	1,709.3	—	1,709.3
Residential mortgage-backed	—	404.4	—	404.4
Commercial mortgage-backed	—	9.5	—	9.5
Other asset-backed securities	—	272.1	—	272.1
Total fixed maturity securities	420.9	2,437.6	—	2,858.5
Short-term investments
U.S. Treasuries	253.6	—	—	253.6
Corporate bonds	—	1.2	—	1.2
Total short-term investments	253.6	1.2	—	254.8
Other assets
Investments pending settlement	7.1	—	—	7.1
Total other assets	7.1	—	—	7.1
Total assets measured at fair value	$681.6	$2,438.8	$—	$3,120.4
Liabilities
Other liabilities
Investments pending settlement	$(17.4)	$—	$—	$(17.4)
Derivative liabilities	—	(1.6)	—	(1.6)
Total other liabilities	(17.4)	(1.6)	—	(19.0)
Total liabilities measured at fair value	$(17.4)	$(1.6)	$—	$(19.0)

	December 31, 2025
Assets	Level 1	Level 2	Level 3	Total
Fixed maturity securities
U.S. Treasuries	$484.2	$—	$—	$484.2
Agencies	—	6.9	—	6.9
Non-U.S. government	—	47.2	—	47.2
Corporate bonds	—	1,652.2	—	1,652.2
Residential mortgage-backed	—	249.9	—	249.9
Commercial mortgage-backed	—	1.0	—	1.0
Other asset-backed securities	—	199.0	—	199.0
Total fixed maturity securities	484.2	2,156.2	—	2,640.4
Short-term investments
U.S. Treasuries	109.9	—	—	109.9
Corporate bonds	—	1.0	—	1.0
Other asset-backed securities	—	0.4	—	0.4
Total short-term investments	109.9	1.4	—	111.3
Other assets
Investments pending settlement	4.8	—	—	4.8
Derivative assets	—	2.4	—	2.4
Total other assets	4.8	2.4	—	7.2
Total assets measured at fair value	$598.9	$2,160.0	$—	$2,758.9
Liabilities
Other liabilities
Investments pending settlement	$(6.6)	$—	$—	$(6.6)
Derivative liabilities	—	(1.7)	—	(1.7)
Total other liabilities	(6.6)	(1.7)	—	(8.3)
Total liabilities measured at fair value	$(6.6)	$(1.7)	$—	$(8.3)

Schedule of Financial Instruments Based on Observable Inputs
The following table presents financial instruments for which the carrying value differs from the estimated fair values at June 30, 2026 and December 31, 2025. The fair values of the below financial instruments are based on observable inputs and are considered Level 2 measurements.

	June 30, 2026		December 31, 2025
	Fair Value	Carrying Value	Fair Value	Carrying Value
7.750% Subordinated notes due 2055	$421.9	$393.7	$431.0	$393.5
4.875% Senior notes due 2030	320.9	326.8	327.7	326.4
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	—	—	124.4	123.3